Financial Instruments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 6,000
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 6,002